16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Capitalized interest	CAD 18,324	CAD 6,292	CAD 9,268
Average capitalization rate	5.00%	5.00%	5.00%
Intangible assets other than goodwill [Member]
Disclosure of subsidiaries [line items]
Capitalized interest	CAD 1,200	CAD 300
Telesat International Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of interest in joint operation	42.50%